Summary of Significant Accounting Policies - Schedule of Impact of ASU 606 Adoption (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue from services									$ 782,710	$ 928,572	$ 305,301
Revenue from transfer of intellectual property and other									75,537	105,455	62,070
Selling, general and administrative									414,628	407,331	172,138
Research and development									126,435	113,871	101,804
Statement of Financial Position [Abstract]
Other current assets and prepaid expenses	$ 42,513				$ 47,356				42,513	47,356
Accrued expenses	225,796				174,679				225,796	174,679
Other long-term liabilities, principally deferred revenue, contingent consideration and lines of credit	256,415				271,134				256,415	271,134
Accumulated deficit	(1,048,914)				(775,329)				(1,048,914)	(775,329)
Statement of Cash Flows [Abstract]
Net loss	(217,914)	$ (35,917)	$ (16,916)	$ (34,503)	(21,785)	$ (22,239)	$ 10,910	$ (15,245)	(305,250)	(48,359)	(53,527)
Other current assets and prepaid expenses									4,771	17,262	(4,391)
Deferred revenue									(58,876)	(50,893)	249,770
As originally reported
Income Statement [Abstract]
Revenue from services									889,076	1,012,129	329,739
Revenue from transfer of intellectual property and other									70,668	126,065	81,853
Selling, general and administrative									520,994	490,888	196,576
Research and development									125,186	111,205	99,488
Statement of Financial Position [Abstract]
Other current assets and prepaid expenses	37,113								37,113
Accrued expenses	215,102				197,955				215,102	197,955
Other long-term liabilities, principally deferred revenue, contingent consideration and lines of credit	219,954				202,483				219,954	202,483
Accumulated deficit	(1,007,159)				(729,954)				(1,007,159)	(729,954)
Statement of Cash Flows [Abstract]
Net loss									(308,870)	(25,083)	(31,428)
Other current assets and prepaid expenses									10,171
Deferred revenue									(60,656)	(74,169)	227,671
Accounting Standards Update 2014-09 | Effect of change
Income Statement [Abstract]
Revenue from services									(106,366)	(83,557)	(24,438)
Revenue from transfer of intellectual property and other									4,869	(20,610)	(19,783)
Selling, general and administrative									(106,366)	(83,557)	(24,438)
Research and development									1,249	2,666	2,316
Statement of Financial Position [Abstract]
Other current assets and prepaid expenses	5,400								5,400
Accrued expenses	10,694				(23,276)				10,694	(23,276)
Other long-term liabilities, principally deferred revenue, contingent consideration and lines of credit	36,461				68,651				36,461	68,651
Accumulated deficit	$ (41,755)				$ (45,375)				(41,755)	(45,375)
Statement of Cash Flows [Abstract]
Net loss									3,620	(23,276)	(22,099)
Other current assets and prepaid expenses									(5,400)
Deferred revenue									$ 1,780	$ 23,276	$ 22,099